Liquidity and Going Concern	3 Months Ended
Mar. 31, 2024
Liquidity [Abstract]
Liquidity and Going Concern
3. Liquidity and Going Concern
The Company incurred a net loss of $3.3 million for the three months ended March 31, 2024. The Company had an accumulated deficit of $483.8 million as of March 31, 2024. Additionally, the Company used net cash of $4.5 million to fund its operating activities for the three months ended March 31, 2024.
To date, the Company’s operating losses have been funded primarily from outside sources of invested capital from issuance of its common and preferred stocks, proceeds from its term loan and grant funding. However, the Company has had, and will continue to have, an ongoing need to raise additional cash from outside sources to fund its future clinical development programs and other operations. There can be no assurance that the Company will be able to continue to raise additional capital in the future. The Company’s inability to raise additional cash would have a material and adverse impact on its operations and could cause the Company to default on its term loan. These factors raise substantial doubt about the Company’s ability to continue as a going concern.
On May 9, 2024, the Company closed a private placement of securities of the Company for aggregate gross proceeds of approximately $7.25 million, before deducting certain expenses payable by the Company, and excluding the proceeds, if any, from the exercise of warrants issued in the private placement. See Note 12 for further information regarding the private placement.
Nasdaq Listing Compliance
On March 8, 2024, the Company received a letter (the “Notice”) from the Listing Qualifications staff of Nasdaq, notifying the Company that it no longer complied with the requirement under Nasdaq Listing Rule 5550(b)(1) to maintain a minimum of $2.5 million in stockholders’ equity for continued listing on Nasdaq or the alternative requirements of having a market value of listed securities of $35 million or net income from continuing operations of $500,000 in the most recently completed fiscal year or two of the last three most recently completed fiscal years (the “Alternative Standards”). The Notice states that the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2023, disclosed stockholders’ equity of ($1,348,000) as of December 31, 2023, and that, as of March 8, 2024, the Company did not meet the Alternative Standards.
On April 22, 2024, the Company provided Nasdaq with its plan to achieve and sustain compliance with the stockholders’ equity requirement and requested that Nasdaq grant the Company an extension of time until September 4, 2024, to provide evidence of compliance with the stockholders’ equity requirement. Nasdaq has not yet responded to the Company’s plan, and there can be no assurance that Nasdaq will grant an extension or that the Company will be able to comply with the applicable listing standards of Nasdaq.

The Company continues to seek additional capital from other financing alternatives and other sources in order to ensure adequate funding is available to allow the Company to continue research and product development activities at their current levels. If sufficient capital is not raised, the Company will at a minimum need to significantly reduce or curtail its research and development and other operations, and this would negatively affect its ability to achieve corporate growth goals.
Should the Company fail to raise additional cash from outside sources, it would have a material adverse impact on its operations.
The accompanying condensed financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.